STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 13, 2024	Feb. 02, 2024	Jul. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	May 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				10,000,000	10,000,000	10,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Fair value per share				$ 0.35
Estimated shares			18,000
Warrants issued				2,959,092	2,959,092
Common stock - warrants				2,959,092	2,959,092			4,800
Fair value adjustment of warrants					$ (142,319)
Expected term								5 years
Warrants issued					2,959,092
PIPE Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated shares	190,586
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated shares				662,000	723,068
Shares issued, price per share				$ 2.50
Common stock, voting rights				The Class A Common Stock has voting rights of 1 vote per share and votes as a single class together with the Class B Common Stock
Common stock shares issued					5,750,274
Warrants issued		1,409,091
Shares issued, value				$ 1,655,000
Common Class A [Member] | PIPE Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated shares				2,402,420	13,787,393
Common Class A [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share					$ 0.52
Common Class A [Member] | Minimum [Member] | PIPE Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share				$ 0.34	0.55
Common Class A [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share					0.98
Common Class A [Member] | Maximum [Member] | PIPE Convertible Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share				$ 0.60	$ 1.03
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, voting rights				The Class B Common stock has voting rights of 25 votes per share, and votes as a single class together with the Class A Common Stock	voting rights of 25 votes per share
Common stock shares issued					1,716,860
Warrants issued		1,550,000
Series A and B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued					2
Series A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		1,409,091
Common stock - warrants		1,409,092		1,409,092	1,409,092
Warrants per share		$ 13.00			$ 0.09		$ 0.09
Fair value adjustment of warrants		$ 126,819
Expected term		5 years
Warrants issued				0
Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		1,550,000
Common stock - warrants		1,550,000		1,550,000	1,550,000
Warrants per share		$ 10.00			$ 0.01		$ 0.01
Fair value adjustment of warrants		$ 15,500
Expected term		2 years 6 months
Warrants issued				0
Merger Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding					13,098
Exhange ratio					57010.00%
Estimated shares					7,467,134
Merger Arrangement [Member] | TruGolf Nevada [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares outstanding					13,098
Exhange ratio					570.10%
Estimated shares					7,467,134
Pre Merger Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares issued						717
Fair value per share						$ 5,475
Accrued interest						$ 3,925,273
Pre Merger Common Stock [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares issued						821
Fair value per share						$ 5,473
Pre Merger Common Stock [Member] | Two Executives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate shares issued						252
Fair value per share						$ 5,473